UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD

ICA File Number: 811-08777
Reporting Period: 07/01/2022 - 06/30/2023
Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

VANTIVA SA

Ticker:       VANTI          Security ID:  F9062J322
Meeting Date: JUN 20, 2023   Meeting Type: Annual/Special
Record Date:  JUN 16, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       For          Management
      Statutory Reports
2     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports
3     Approve Allocation of Income and        For       For          Management
      Absence of Dividends
4     Approve Transaction with Angelo Gordon  For       For          Management
      & Co
5     Approve Transaction with Bpifrance      For       For          Management
      Participations SA
6     Approve Transaction with Briarwood      For       For          Management
7     Ratify Appointment and Reelect          For       For          Management
      Laurence Lafont as Director
8     Ratify Appointment of Luis              For       For          Management
      Martinez-Amago as Director
9     Ratify Appointment and Reelect Katleen  For       For          Management
      Vandeweyer as Director
10    Elect Karine Brunet as Director         For       For          Management
11    Elect Tony Werner as Director           For       For          Management
12    Approve Compensation Report of          For       For          Management
      Corporate Officers
13    Approve Compensation of Anne Bouverot,  For       For          Management
      Chairwoman of the Board until
      September 27, 2022
14    Approve Compensation of Richard Moat,   For       For          Management
      Chairman of the Board since September
      27, 2022
15    Approve Compensation of Richard Moat,   For       For          Management
      CEO until September 27, 2022
16    Approve Compensation of Luis            For       For          Management
      Martinez-Amago, CEO since September
      27, 2022
17    Approve Remuneration Policy of          For       For          Management
      Directors
18    Approve Remuneration of Directors in    For       For          Management
      the Aggregate Amount of EUR 750,000
19    Approve Remuneration Policy of          For       For          Management
      Chairman of the Board
20    Approve Remuneration Policy of CEO      For       For          Management
21    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
22    Authorize Decrease in Share Capital     For       For          Management
      via Cancellation of Repurchased Shares
23    Authorize up to 4 Percent of Issued     For       For          Management
      Capital for Use in Restricted Stock
      Plans
24    Authorize Filing of Required            For       For          Management
      Documents/Other Formalities

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Date:	July 24, 2023